CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
CUSTOMER INFORMATION
Schedule of customers accounting for 10% or more of accounts receivable

	December 31,
	2012	2013
A(i)	13.09%	37.30%
B(ii)	16.64%	24.41%
C(iii)	14.16%	*
(i)
A is a theater circuit that is responsible for collecting the Group's distribution revenue from certain other theater circuits and then remitting the collected amounts to the Group. Accounts receivable with A relate to distribution revenue generated by both A and certain other theater circuits.

(ii)
B is one of the Group's co-investor which is responsible for distributing one television series of 2012 and collecting the revenue from other TV stations.

(iii)
C is a TV station which purchased the copyright of the television series from the Group.

*
Less than 10%